UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place,

Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place,

Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

Date of Fiscal Year End July 31

Date of Reporting Period April 30, 2012

Item 1. Schedule of Investments

Eaton Vance Arizona Municipal Income Fund
Eaton Vance Connecticut Municipal Income Fund
Eaton Vance Minnesota Municipal Income Fund
Eaton Vance New Jersey Municipal Income Fund
Eaton Vance Pennsylvania Municipal Income Fund
Eaton Vance Municipal Opportunities Fund

Eaton Vance

Arizona Municipal Income Fund

April 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.6%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/30	$1,000	$1,177,510

		$1,177,510

Education — 4.4%
Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/33	$1,500	$1,633,905
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,672,290

		$3,306,195

Electric Utilities — 7.9%
Maricopa County Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	$500	$542,905
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,000	1,042,430
Pinal County Electrical District No. 3, 5.25%, 7/1/36	1,000	1,081,140
Salt River Agricultural Improvements and Power District, 5.00%, 1/1/33	1,000	1,105,080
Salt River Agricultural Improvements and Power District, 5.00%, 1/1/39	2,000	2,187,560

		$5,959,115

Escrowed/Prerefunded — 8.4%
Maricopa County, SFMR, Escrowed to Maturity, 0.00%, 2/1/16	$3,000	$2,897,010
Phoenix Industrial Development Authority, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	3,500	3,443,965

		$6,340,975

General Obligations — 6.5%
Maricopa County Community College District, 3.00%, 7/1/23	$785	$810,340
Paradise Valley Unified School District No. 69, 4.00%, 7/1/28	1,000	1,063,130
Tempe, 3.75%, 7/1/24	1,000	1,023,550
Tempe, 5.375%, 7/1/21	1,600	2,022,736

		$4,919,756

Health Care-Miscellaneous — 3.6%
Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	$1,750	$1,802,797
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	460	438,371
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.625%, 8/15/24	500	500,115

		$2,741,283

Hospital — 12.8%
Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$2,000	$2,097,860
Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/28	1,275	1,291,422
Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/32	750	760,725
Maricopa County Industrial Development Authority, (Catholic Healthcare West), 5.25%, 7/1/32	1,000	1,070,080
Maricopa County Industrial Development Authority, (Catholic Healthcare West), 5.50%, 7/1/26	1,350	1,414,800
Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,450	1,542,814
Scottsdale Industrial Development Authority, (Scottsdale Healthcare), 5.25%, 9/1/30	1,500	1,519,290

		$9,696,991

1

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 0.8%
Phoenix Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	$650	$590,785

		$590,785

Insured-Electric Utilities — 2.7%
Mesa Utility Systems, (FGIC), (NPFG), 5.00%, 7/1/23	$1,000	$1,222,090
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	750	809,708

		$2,031,798

Insured-Escrowed/Prerefunded — 1.6%
Maricopa County Industrial Development Authority, (Samaritan Health Services), (NPFG), Escrowed to Maturity, 7.00%, 12/1/16	$1,000	$1,180,020

		$1,180,020

Insured-General Obligations — 7.7%
Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,475,496
Goodyear, (NPFG), 3.00%, 7/1/26	630	637,831
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,920	3,669,272

		$5,782,599

Insured-Hospital — 1.7%
Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), (NPFG), 5.50%, 6/1/15	$1,195	$1,312,994

		$1,312,994

Insured-Lease Revenue/Certificates of Participation — 2.3%
Phoenix Civic Improvement Corp., (Civic Plaza), (FGIC), (NPFG), 5.50%, (0.00% until 7/1/13), 7/1/41	$1,635	$1,733,591

		$1,733,591

Insured-Special Tax Revenue — 6.2%
Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$915	$962,754
Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (NPFG), 5.00%, 7/1/25	500	519,635
Downtown Phoenix Hotel Corp., (FGIC), (NPFG), 5.00%, 7/1/36	2,345	2,348,330
Glendale Transportation, Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	580	600,932
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,655	133,426
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	935	141,400

		$4,706,477

Insured-Transportation — 7.7%
Phoenix Civic Improvement Corp., Airport Revenue, (FGIC), (NPFG), (AMT), 5.25%, 7/1/27	$2,750	$2,756,297
Pima County, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/22	1,000	1,037,120
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,900	2,063,267

		$5,856,684

Insured-Water and Sewer — 1.6%
Phoenix Civic Improvement Corp., Wastewater System Revenue, (AGM), (NPFG), 5.00%, 7/1/37	$1,135	$1,201,874

		$1,201,874

Lease Revenue/Certificates of Participation — 1.2%
Mohave County Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$750	$893,280

		$893,280

Other Revenue — 3.3%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$16,505	$1,191,496
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	10,765	307,987
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	1,000	1,015,950

		$2,515,433

2

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 0.3%
Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	$230	$234,858

		$234,858

Special Tax Revenue — 14.3%
Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	$1,000	$1,139,730
Glendale Western Loop, (101 Public Facilities Corp.), Series A, 6.25%, 7/1/38	1,000	1,065,570
Glendale Western Loop, (101 Public Facilities Corp.), Series B, 6.25%, 7/1/38	250	266,392
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	270	286,743
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	314,078
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	1,200	1,315,464
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	1,000	1,055,620
Scottsdale, (Municipal Property Corp.), 5.00%, 7/1/30	2,500	3,041,800
Scottsdale, (Municipal Property Corp.), 5.00%, 7/1/34	1,000	1,227,480
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/33	1,000	1,091,520

		$10,804,397

Transportation — 4.4%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/32	$3,000	$3,350,370

		$3,350,370

Total Tax-Exempt Investments — 101.0% (identified cost $70,026,777)		$76,336,985

Other Assets, Less Liabilities — (1.0)%		$(755,064)

Net Assets — 100.0%		$75,581,921

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2012, 31.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 20.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $305,620.

3

A summary of open financial instruments at April 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/12	28 U.S. 30-Year Treasury Bond	Short	$(3,942,919)	$(4,000,500)	$(57,581)

At April 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $57,581.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$67,961,423

Gross unrealized appreciation	$7,106,104
Gross unrealized depreciation	(430,542)

Net unrealized appreciation	$6,675,562

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$76,336,985	$—	$76,336,985
Total Investments	$—	$76,336,985	$—	$76,336,985

Liability Description
Futures Contracts	$(57,581)	$—	$—	$(57,581)
Total	$(57,581)	$—	$—	$(57,581)

The Fund held no investments or other financial instruments as of July 31, 2011 whose fair value was determined using Level 3 inputs. At April 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Connecticut Municipal Income Fund

April 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.5%
Connecticut, (Revolving Fund), 5.00%, 6/1/24	$1,000	$1,217,920
Connecticut, (Revolving Fund), 5.00%, 6/1/25	1,500	1,810,545

		$3,028,465

Education — 14.8%
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$566,665
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,268,809
Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,424,626
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	1,000	1,069,080
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/40	1,500	1,626,960
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/21	1,005	1,109,048
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39	2,000	2,204,740
Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(1)	5,000	5,549,650
University of Connecticut, 5.00%, 2/15/21	1,315	1,583,128
University of Connecticut, 5.00%, 5/15/23	295	296,071
University of Connecticut, 5.00%, 2/15/28	875	999,372

		$17,698,149

Electric Utilities — 5.3%
Connecticut Development Authority, (Connecticut Light and Power Co.), 4.375%, 9/1/28	$2,000	$2,108,100
Connecticut Development Authority, (PSEG Power LLC), (AMT), 5.75%, 11/1/37	1,500	1,506,255
Connecticut Transmission Municipal Electric Energy Cooperative, 5.00%, 1/1/42	2,000	2,208,780
Puerto Rico Electric Power Authority, 5.00%, 7/1/37	500	502,110

		$6,325,245

Escrowed/Prerefunded — 1.1%
Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	$170	$237,869
University of Connecticut, Prerefunded to 5/15/12, 5.00%, 5/15/23	1,055	1,057,121

		$1,294,990

General Obligations — 14.7%
Connecticut, 4.875%, 11/1/20	$1,475	$1,754,158
Connecticut, 5.00%, 2/15/29	1,000	1,176,060
East Lyme, 4.00%, 7/15/22	350	412,804
East Lyme, 4.00%, 7/15/23	525	611,321
East Lyme, 4.25%, 7/15/24	250	294,410
East Lyme, 4.25%, 7/15/25	250	289,918
Fairfield, 4.25%, 7/15/26	250	270,725
Fairfield, 5.00%, 1/1/23	1,000	1,281,940

1

Security	Principal Amount (000’s omitted)	Value
Hartford County Metropolitan District, 5.00%, 7/15/34	$2,020	$2,254,381
North Haven, 5.00%, 7/15/23	1,475	1,895,404
North Haven, 5.00%, 7/15/25	1,490	1,928,984
Norwalk, 4.00%, 7/1/26	1,975	2,202,638
Redding, 5.50%, 10/15/18	400	510,376
Redding, 5.625%, 10/15/19	650	849,479
Stamford, 4.00%, 7/1/25	370	418,455
Wilton, 5.25%, 7/15/18	535	670,248
Wilton, 5.25%, 7/15/19	535	681,638

		$17,502,939

Hospital — 6.0%
Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$2,500	$2,694,225
Connecticut Health and Educational Facilities Authority, (Lawrence & Memorial Hospital), 5.00%, 7/1/31	1,000	1,077,270
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), 5.00%, 7/1/24	1,000	1,100,260
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), 5.00%, 7/1/29	1,000	1,074,090
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), 5.75%, 7/1/34	1,000	1,168,290

		$7,114,135

Industrial Development Revenue — 3.8%
Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	$4,500	$4,516,200

		$4,516,200

Insured-Education — 15.3%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,524,236
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,657,210
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), 5.00%, 7/1/37	1,920	2,057,011
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), 5.75%, 7/1/33	2,500	2,810,300
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), (AGM), 5.00%, 7/1/28	500	547,320
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	5,305	6,478,625
University of Connecticut, (FGIC), (NPFG), 5.00%, 2/15/24	1,000	1,130,250

		$18,204,952

Insured-Electric Utilities — 4.3%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$1,755	$1,881,220
Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	2,840	3,222,235

		$5,103,455

Insured-Escrowed/Prerefunded — 3.1%
Connecticut, (AGM), Prerefunded to 10/15/12, 5.00%, 10/15/19	$1,500	$1,532,820
Connecticut Health and Educational Facilities Authority, (Connecticut Children’s Medical Center), (NPFG), Prerefunded to 7/1/14, 5.00%, 7/1/21	2,000	2,183,240

		$3,716,060

2

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 5.4%
Bridgeport, (FGIC), (NPFG), 4.75%, 8/15/21	$3,370	$3,376,403
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,266,520
Hartford, (AGC), 5.00%, 8/15/28	1,000	1,125,540
Hartford, (AGM), 5.00%, 4/1/31	625	694,400

		$6,462,863

Insured-Hospital — 0.9%
Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), 5.125%, 7/1/35	$1,000	$1,069,090

		$1,069,090

Insured-Housing — 0.5%
Connecticut Housing Finance Authority, (AMBAC), (AMT), 5.10%, 11/15/38	$610	$625,207

		$625,207

Insured-Industrial Development Revenue — 1.2%
Connecticut Development Authority, (Signature Flight Support Corp.), (AGM), (AMT), 6.625%, 12/1/14	$1,485	$1,466,244

		$1,466,244

Insured-Lease Revenue/Certificates of Participation — 2.6%
Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	$2,740	$3,108,996

		$3,108,996

Insured-Transportation — 5.3%
Guam International Airport Authority, (NPFG), 5.25%, 10/1/23	$500	$510,430
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	3,900	4,235,127
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,750	1,532,090

		$6,277,647

Insured-Water and Sewer — 6.7%
Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), (AMT), 5.00%, 7/1/38	$1,300	$1,299,987
Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), (AMT), 5.10%, 9/1/37	1,000	1,010,390
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	3,420	4,382,183
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,200	1,323,840

		$8,016,400

Lease Revenue/Certificates of Participation — 2.1%
Puerto Rico Public Finance Corp., (Commonwealth Appropriation), Escrowed to Maturity, 6.00%, 8/1/26	$1,830	$2,560,591

		$2,560,591

Other Revenue — 0.4%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$16,465	$471,064

		$471,064

Senior Living/Life Care — 0.9%
Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$1,000	$1,020,120

		$1,020,120

Solid Waste — 2.3%
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,750	$2,752,970

		$2,752,970

3

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 5.2%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 6.125%, 9/1/12	$1,125	$1,147,342
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 6.50%, 10/1/12	2,000	2,052,500
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	135	143,371
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	150	159,701
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/41	500	532,495
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	1,700	1,794,554
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	365	421,225

		$6,251,188

Water and Sewer — 0.2%
Connecticut Clean Water Fund, Escrowed to Maturity, 6.00%, 10/1/12	$215	$219,685

		$219,685

Total Tax-Exempt Investments — 104.6% (identified cost $114,614,232)		$124,806,655

Other Assets, Less Liabilities — (4.6)%		$(5,438,058)

Net Assets — 100.0%		$119,368,597

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Connecticut municipalities. In addition, 16.8% of the Fund’s net assets at April 30, 2012 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2012, 43.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 23.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $519,554.

4

A summary of open financial instruments at April 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/12	4 U.S. 10-Year Treasury Note	Short	$(521,368)	$(529,125)	$(7,757)
6/12	42 U.S. 30-Year Treasury Bond	Short	(5,795,767)	(6,000,750)	(204,983)

					$(212,740)

At April 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $212,740.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$107,135,061

Gross unrealized appreciation	$10,772,135
Gross unrealized depreciation	(325,541)

Net unrealized appreciation	$10,446,594

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$124,806,655	$—	$124,806,655
Total Investments	$—	$124,806,655	$—	$124,806,655

Liability Description
Futures Contracts	$(212,740)	$—	$—	$(212,740)
Total	$(212,740)	$—	$—	$(212,740)

The Fund held no investments or other financial instruments as of July 31, 2011 whose fair value was determined using Level 3 inputs. At April 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Minnesota Municipal Income Fund

April 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.7%

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.1%
Minnesota Public Facilities Authority, Revolving Fund Revenue, 5.00%, 3/1/22	$2,000	$2,454,100

		$2,454,100

Education — 12.1%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	$1,000	$1,113,720
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/40	1,500	1,633,290
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/31	1,000	1,085,330
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/39	1,000	1,094,170
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.25%, 4/1/39	1,475	1,588,265
Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,615,818
Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,696,763
St. Cloud Housing and Redevelopment Authority, (University Foundation), 5.00%, 5/1/23	1,380	1,385,037
University of Minnesota, 5.00%, 12/1/36	500	568,495
University of Minnesota, 5.125%, 4/1/34	1,000	1,130,400
University of Minnesota, (State Supported Stadium Debt), 5.00%, 8/1/29	1,000	1,140,590

		$14,051,878

Electric Utilities — 4.8%
Minnesota Municipal Power Agency, 4.75%, 10/1/32	$500	$531,740
Minnesota Municipal Power Agency, 5.00%, 10/1/34	750	808,170
Minnesota Municipal Power Agency, 5.00%, 10/1/35(1)	2,000	2,099,460
Northern Municipal Power Agency, 5.00%, 1/1/19	750	900,442
Puerto Rico Electric Power Authority, 5.00%, 7/1/37	185	185,781
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	1,000	1,088,870

		$5,614,463

Escrowed/Prerefunded — 3.5%
Columbia Heights, MFMR, (Housing Crest), (GNMA), Prerefunded to 10/20/12, 6.625%, 4/20/43	$485	$523,979
Minnesota Public Facilities Authority, Clean Water Revenue, Prerefunded to 3/1/17, 5.00%, 3/1/26	2,000	2,414,160
St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), Prerefunded to 7/1/14, 5.25%, 7/1/30	1,000	1,104,080

		$4,042,219

General Obligations — 22.8%
Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	$2,000	$2,269,640
Burnsville Independent School District No. 191, 4.75%, 2/1/29	1,000	1,093,730
Chaska Independent School District No. 112, 4.00%, 2/1/23(2)	2,000	2,295,080
Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	500	529,480
Duluth, 5.00%, 2/1/34	2,000	2,181,660
Fairmont Independent School District No. 2752, (Alternative Facilities), 5.00%, 2/1/34	2,000	2,203,580
Hennepin County, 4.00%, 12/1/20	1,885	2,256,081
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,611,075

1

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Minnesota, 5.00%, 10/1/19	$2,000	$2,516,920
Minnesota, 5.00%, 6/1/21	1,155	1,379,266
Minnesota, 5.00%, 6/1/22	485	576,587
Minnesota, 5.00%, 8/1/22	1,000	1,238,100
Minnesota, 5.00%, 11/1/26	1,000	1,147,380
Ramsey County, 4.00%, 2/1/24	500	571,715
Shakopee Independent School District No. 720, 5.00%, 2/1/21	1,740	2,167,623
Washington County, 3.50%, 2/1/28	1,500	1,534,320
Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	750	809,625

		$26,381,862

Hospital — 12.8%
Douglas County, (Douglas County Hospital Project), 6.25%, 7/1/38	$1,000	$1,086,280
Minneapolis and St. Paul Housing and Redevelopment Authority, Health Care Systems, (Children’s Health Care), 5.25%, 8/15/35	1,000	1,114,670
Minneapolis, (National Marrow Donor Program), 4.875%, 8/1/25	1,000	1,021,050
Rochester Health Care Facilities, (Mayo Clinic), 5.00%, 11/15/36	2,000	2,165,180
Rochester Health Care Facilities, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,117,100
Rochester Health Care Facilities, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,606,230
St. Cloud Health Care Revenue, (CentraCare Health System), 5.125%, 5/1/30	1,000	1,083,870
St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.75%, 7/1/30	1,000	1,107,740
St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.75%, 7/1/39	1,000	1,101,210
St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	1,000	1,098,760
St. Paul Housing and Redevelopment Authority, (HealthEast), 6.00%, 11/15/35	750	762,622
St. Paul Housing and Redevelopment Authority, (HealthPartners, Inc.), 5.25%, 5/15/36	1,500	1,539,210

		$14,803,922

Housing — 5.3%
Minneapolis, MFMR, (Bottineau Commons), (AMT), 5.45%, 4/20/43	$500	$500,325
Minnesota Housing Finance Agency, (AMT), 4.80%, 7/1/38	955	963,375
Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	945	955,064
Minnesota Housing Finance Agency, (AMT), 4.90%, 7/1/37	730	739,030
Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	500	506,020
Minnesota Housing Finance Agency, (AMT), 5.15%, 7/1/38	90	91,694
Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	815	844,568
Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,650	1,590,518

		$6,190,594

Industrial Development Revenue — 0.9%
Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$1,000	$1,002,650

		$1,002,650

Insured-Education — 0.4%
Minnesota State Colleges and University, (St. Cloud State University), (AGM), 5.00%, 10/1/19	$500	$509,160

		$509,160

Insured-Electric Utilities — 10.1%
Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,000	$1,152,770
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/32	1,150	1,235,675
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	315	337,655
Rochester, Electric Utility Revenue, (NPFG), 4.50%, 12/1/26	2,000	2,157,580
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	5,709,150
Western Minnesota Municipal Power Agency, (AGM), 5.00%, 1/1/36	1,000	1,048,010

		$11,640,840

2

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 1.1%
Hopkins Housing and Redevelopment Authority, (Public Works and Fire Station), (NPFG), Prerefunded to 2/1/13, 5.00%, 2/1/20	$1,270	$1,315,657

		$1,315,657

Insured-General Obligations — 3.7%
Alexandria Independent School District No. 206, (AGM), 5.00%, 2/1/27(1)	$1,200	$1,371,936
Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	2,245	1,021,116
Fergus Falls Independent School District No. 544, (AGM), 4.625%, 1/1/28	705	766,018
St. Francis Independent School District No. 15, (NPFG), 5.00%, 2/1/27	1,000	1,135,580

		$4,294,650

Insured-Hospital — 5.1%
Minneapolis and St. Paul Housing and Redevelopment Authority, Health Care Systems, (Children’s Health Care), (AGM), 5.00%, 8/15/34	$750	$803,258
Minneapolis, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	1,950	1,999,198
Minnesota Agricultural and Economic Development Board, (Essentia Health), (AGC), 5.00%, 2/15/37	2,000	2,115,620
Plymouth, Health Facilities Revenue, (WestHealth), (AGM), 6.25%, 6/1/16	450	450,117
St. Cloud Health Care Revenue, (St. Cloud Hospital), (AGC), 5.50%, 5/1/39	500	544,205

		$5,912,398

Insured-Special Tax Revenue — 2.1%
St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$2,000	$2,130,940
Washington County Housing and Redevelopment Authority, (Annual Appropriation), (NPFG), 5.50%, 2/1/32	305	305,506

		$2,436,446

Insured-Transportation — 2.1%
Minneapolis and St. Paul Metropolitan Airports Commission, (AMBAC), (AMT), 5.00%, 1/1/22	$1,000	$1,047,880
Minneapolis and St. Paul Metropolitan Airports Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	1,275	1,344,896

		$2,392,776

Lease Revenue/Certificates of Participation — 1.1%
Minneapolis Special School District No. 1, 5.00%, 2/1/20	$505	$619,059
Minnetonka Independent School District No. 276, 5.00%, 3/1/29	560	631,137

		$1,250,196

Special Tax Revenue — 4.8%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$286,743
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	314,077
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	2,000	2,194,520
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	2,000	2,167,460
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	577,020

		$5,539,820

Student Loan — 0.9%
Minnesota Higher Education Facilities Authority, (Supplemental Student Loan Program), 5.00%, 11/1/29	$1,000	$1,095,240

		$1,095,240

Transportation — 1.0%
Minneapolis and St. Paul Metropolitan Airports Commission, 5.00%, 1/1/35	$1,000	$1,102,560

		$1,102,560

Total Tax-Exempt Investments — 96.7% (identified cost $103,167,400)		$112,031,431

Other Assets, Less Liabilities — 3.3%		$3,810,332

Net Assets — 100.0%		$115,841,763

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

GNMA	-	Government National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2012, 25.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 11.8% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(2)	When-issued security.

A summary of open financial instruments at April 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/12	32 U.S. 30-Year Treasury Bond	Short	$(4,506,193)	$(4,572,000)	$(65,807)

At April 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $65,807.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$102,985,944

Gross unrealized appreciation	$9,192,066
Gross unrealized depreciation	(146,579)

Net unrealized appreciation	$9,045,487

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At April 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$112,031,431	$—	$112,031,431
Total Investments	$—	$112,031,431	$—	$112,031,431

Liability Description
Futures Contracts	$(65,807)	$—	$—	$(65,807)
Total	$(65,807)	$—	$—	$(65,807)

The Fund held no investments or other financial instruments as of July 31, 2011 whose fair value was determined using Level 3 inputs. At April 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

New Jersey Municipal Income Fund

April 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 108.7%

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Education — 15.3%
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$750	$788,430
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	750	781,650
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	660	688,591
New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	10,125	10,841,546
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,575	3,737,734
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	880	902,695
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	2,565	3,114,962
New Jersey Institute of Technology, 5.00%, 7/1/32	1,410	1,607,090
Rutgers State University, 5.00%, 5/1/39(1)	8,580	9,387,121

		$31,849,819

Electric Utilities — 0.7%
Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	$1,500	$1,516,395

		$1,516,395

General Obligations — 8.9%
Green Brook Township Board of Education, Somerset County, 4.00%, 5/15/27	$1,410	$1,576,183
Green Brook Township Board of Education, Somerset County, 4.00%, 5/15/28	1,040	1,155,794
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/22	2,000	2,293,360
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/23	4,960	5,587,489
Morris County, 4.00%, 4/15/22	1,415	1,583,427
New Jersey, 5.00%, 8/15/19	5,040	6,239,873

		$18,436,126

Health Care-Miscellaneous — 0.4%
New Jersey Economic Development Authority, (Hudson County Occupational Center), 6.50%, 7/1/18	$825	$826,741

		$826,741

Hospital — 12.4%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$1,700	$1,694,135
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,830	1,857,048
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	6,195	6,591,356
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	5,120	5,309,491
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.50%, 7/1/29	1,135	1,194,224
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.75%, 7/1/39	1,135	1,207,810
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	4,530	4,620,827
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,347,010

		$25,821,901

1

Security	Principal Amount (000’s omitted)	Value
Housing — 2.8%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$2,790	$2,818,570
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	2,990	3,074,856

		$5,893,426

Industrial Development Revenue — 4.5%
Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	$2,460	$2,541,475
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00% to 6/1/13 (Put Date), 6/1/33	1,875	2,010,919
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,806,519

		$9,358,913

Insured-Education — 1.0%
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	$2,210	$2,088,781

		$2,088,781

Insured-Gas Utilities — 4.5%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$8,985	$9,440,090

		$9,440,090

Insured-General Obligations — 9.6%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$2,785	$3,057,763
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/35	2,200	653,136
Irvington Township, (AGM), 0.00%, 7/15/22	4,805	3,411,646
Irvington Township, (AGM), 0.00%, 7/15/23	5,075	3,418,723
Jackson Township School District, (NPFG), 2.50%, 6/15/27	10,205	9,458,300

		$19,999,568

Insured-Hospital — 1.4%
New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$4,100	$3,001,733

		$3,001,733

Insured-Lease Revenue/Certificates of Participation — 1.6%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$2,000	$2,232,740
South Jersey Port Corp., (Marine Terminal), (AGC), 5.75%, 1/1/34	1,000	1,130,530

		$3,363,270

Insured-Special Tax Revenue — 8.6%
Garden State Preservation Trust and Open Space and Farmland, (AGM), 0.00%, 11/1/24	$7,870	$5,279,983
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,000	2,375,920
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	12,130	6,560,510
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	5,890	2,996,537
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	2,045	164,868
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,120	471,838

		$17,849,656

2

Security	Principal Amount (000’s omitted)	Value
Insured-Student Loan — 2.5%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$4,715	$5,104,412

		$5,104,412

Insured-Transportation — 0.5%
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	$850	$973,080

		$973,080

Insured-Water and Sewer — 6.5%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$5,685	$6,089,033
North Hudson Sewerage Authority, (NPFG), 0.00%, 8/1/25	13,840	7,436,924

		$13,525,957

Lease Revenue/Certificates of Participation — 5.3%
Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/14	$720	$805,543
Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/15	785	925,633
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/34	1,000	1,092,540
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	3,000	3,327,420
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	4,605	4,931,955

		$11,083,091

Other Revenue — 1.6%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$16,000	$1,155,040
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	34,960	1,000,206
Tobacco Settlement Financing Corp., 5.00%, 6/1/41	1,440	1,142,078

		$3,297,324

Senior Living/Life Care — 3.5%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,345	$1,419,486
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,230	2,339,114
New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(2)	3,390	1,694,796
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	1,935	1,825,518

		$7,278,914

Special Tax Revenue — 1.5%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$300	$310,842
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	525	535,269
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	640	675,597
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,295	1,494,482

		$3,016,190

Student Loan — 4.2%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.438%, 6/1/36(1)(3)(4)	$9,000	$8,687,880

		$8,687,880

Transportation — 9.2%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,550	$1,676,418
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	1,000	1,208,630
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,500	2,853,825
New Jersey Turnpike Authority, 5.25%, 1/1/40	4,000	4,416,720

3

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Port Authority of New York and New Jersey, 6.125%, 6/1/94	$7,400	$9,010,462

		$19,166,055

Water and Sewer — 2.2%
New Jersey Economic Development Authority, (Atlantic City Sewerage Co.), (AMT), 5.45%, 4/1/28	$4,530	$4,533,262

		$4,533,262

Total Tax-Exempt Investments — 108.7% (identified cost $209,849,364)		$226,112,584

Other Assets, Less Liabilities — (8.7)%		$(18,154,298)

Net Assets — 100.0%		$207,958,286

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2012, 33.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.1% to 13.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security is in default and is making only partial interest payments.

(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2012.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,487,880.

4

A summary of open financial instruments at April 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/12	100 U.S. 10-Year Treasury Note	Short	$(13,034,192)	$(13,228,125)	$(193,933)
6/12	255 U.S. 30-Year Treasury Bond	Short	(35,908,729)	(36,433,125)	(524,396)
					$(718,329)

At April 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $718,329.

5

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$188,976,413

Gross unrealized appreciation	$19,440,665
Gross unrealized depreciation	(3,324,494)

Net unrealized appreciation	$16,116,171

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$226,112,584	$—	$226,112,584
Total Investments	$—	$226,112,584	$—	$226,112,584

Liability Description
Futures Contracts	$(718,329)	$—	$—	$(718,329)
Total	$(718,329)	$—	$—	$(718,329)

The Fund held no investments or other financial instruments as of July 31, 2011 whose fair value was determined using Level 3 inputs. At April 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Pennsylvania Municipal Income Fund

April 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.1%

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.5%
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13(1)	$1,100	$693,220
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19(1)	1,000	633,190

		$1,326,410

Education — 11.6%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/33	$1,150	$1,212,020
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,114,950
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	1,500	1,653,795
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,000	3,231,660
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	3,000	3,231,090
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	3,800	3,957,434
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	2,991,336
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,259,380
University of Pittsburgh, 5.25%, 9/15/29	1,500	1,743,840
University of Pittsburgh, 5.25%, 9/15/30	2,500	2,897,375
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	2,300	2,514,176
Wilkes-Barre Finance Authority, (University of Scranton), 5.00%, 11/1/35	2,500	2,711,500

		$29,518,556

Electric Utilities — 0.9%
York County Industrial Development Authority, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$2,250	$2,276,505

		$2,276,505

Escrowed/Prerefunded — 0.8%
Washington County Hospital Authority, (Monongahela Valley Hospital), Prerefunded to 6/1/12, 5.50%, 6/1/17	$1,885	$1,912,314

		$1,912,314

General Obligations — 3.8%
Chester County, 5.00%, 7/15/27	$1,000	$1,166,800
Chester County, 5.00%, 7/15/28	410	475,891
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	5,000	5,899,750
Montgomery County, 4.375%, 12/1/31	2,000	2,179,000

		$9,721,441

Hospital — 16.3%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,337,110
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	3,440	3,690,398
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	4,220	4,647,275

Security	Principal Amount (000’s omitted)	Value
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	$1,000	$1,053,960
Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	1,000	1,108,470
Lebanon County Health Facilities Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	1,050	1,052,268
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	4,855	4,975,647
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,250	3,495,342
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	2,000	2,041,440
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,000	1,024,650
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	9,000	10,491,660
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,774,094
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	1,500	1,590,450

		$41,282,764

Housing — 3.2%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$1,575	$1,623,148
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	1,000	1,047,380
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	2,945	3,010,762
Pennsylvania Housing Finance Agency, SFMR, (AMT), 5.25%, 4/1/32	2,570	2,571,567

		$8,252,857

Industrial Development Revenue — 1.6%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,319,616
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,157,630
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,500	1,546,830

		$4,024,076

Insured-Education — 5.9%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$3,000	$3,237,450
Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	870	872,123
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	2,490	2,640,296
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), (NPFG), 5.00%, 6/15/23	2,500	2,741,300
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/25	1,350	1,502,199
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (AGC), 5.00%, 11/1/32	2,765	2,993,472
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (XLCA), 4.75%, 11/1/33	965	992,580

		$14,979,420

Insured-Electric Utilities — 0.8%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	$1,475	$1,582,704
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	355	380,532

		$1,963,236

Insured-Escrowed/Prerefunded — 8.1%
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	$2,500	$2,201,950
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,242,433
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,155,466
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	2,862,481

Security	Principal Amount (000’s omitted)	Value
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	$2,320	$1,600,011
Westmoreland Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	4,906,411
Westmoreland Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	4,583,844

		$20,552,596

Insured-General Obligations — 17.8%
Beaver County, (AGM), 5.55%, 11/15/31	$2,150	$2,379,255
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	1,885	2,146,073
Bethlehem Area School District, (AGM), 5.25%, 1/15/26	940	1,059,991
Centennial School District, (AGM), 5.25%, 12/15/37	3,000	3,331,320
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	1,513,315
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	1,435,932
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,360,373
Harrisburg, (AMBAC), 0.00%, 3/15/17	2,180	1,527,918
Harrisburg School District, (AGC), 5.00%, 11/15/33	2,000	2,146,380
Hazelton School District, (FGIC), (NPFG), 0.00%, 3/1/21	4,000	2,988,120
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	746,780
Hopewell School District, (AGM), 0.00%, 9/1/26	2,000	1,225,660
Lake Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	756,164
Mars Area School District, (NPFG), Escrowed to Maturity, 0.00%, 3/1/14	1,430	1,417,516
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	680,757
Norwin School District, (AGM), 3.25%, 4/1/33	5,000	4,588,500
Philadelphia, (AGC), 7.00%, 7/15/28	1,500	1,728,735
State Public School Building Authority, (Harrisburg School District), (AGC), 4.75%, 11/15/33	2,000	2,117,020
State Public School Building Authority, (Philadephia School District), (AGM), 5.50%, 6/1/28(2)	9,500	11,922,215

		$45,072,024

Insured-Hospital — 7.1%
Allegheny County Hospital Development Authority, (Magee-Women’s Hospital), (FGIC), (NPFG), 0.00%, 10/1/15	$3,750	$3,624,262
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	2,000	2,592,420
Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	3,000	3,153,000
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	6,930	7,329,099
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,310	1,455,803

		$18,154,584

Insured-Lease Revenue/Certificates of Participation — 0.4%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,099,640

		$1,099,640

Insured-Special Tax Revenue — 1.3%
Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,333,000
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	5,410	436,154
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,820	426,469

		$3,195,623

Insured-Transportation — 7.6%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$5,750	$6,023,585
Puerto Rico Highway and Transportation Authority, (AGC), (AGM), 5.25%, 7/1/36	6,180	6,776,247

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	$6,000	$6,515,580

		$19,315,412

Insured-Utilities — 1.1%
Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$2,850	$2,906,088

		$2,906,088

Insured-Water and Sewer — 1.3%
Allegheny County Sanitation Authority, (FGIC), (NPFG), 5.00%, 12/1/37	$1,500	$1,580,715
Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	1,847,026

		$3,427,741

Nursing Home — 1.3%
Montgomery County Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	$2,475	$2,475,396
Westmoreland County Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,025	866,627

		$3,342,023

Other Revenue — 2.3%
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/27	$1,455	$1,639,858
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/28	1,875	2,097,656
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/29	1,775	1,979,906

		$5,717,420

Senior Living/Life Care — 1.3%
Cliff House Trust, (AMT), 6.625%, 6/1/27(1)	$2,500	$1,318,675
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	600	619,878
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	1,300	1,321,060

		$3,259,613

Special Tax Revenue — 1.4%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$7,500	$1,615,200
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	890	939,502
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	934,772

		$3,489,474

Transportation — 6.0%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,550	$1,676,418
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	950	1,021,583
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,975	2,064,507
Pennsylvania Turnpike Commission, 5.25%, 6/1/36	4,500	4,804,785
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	4,220	3,818,762
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	2,000	1,818,760

		$15,204,815

Water and Sewer — 1.7%
Harrisburg Water Authority, 5.25%, 7/15/31	$1,750	$1,552,110
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,353,600
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	1,235	1,346,014

		$4,251,724

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value

Total Tax-Exempt Investments — 104.1% (identified cost $240,436,673)		$264,246,356

Other Assets, Less Liabilities — (4.1)%		$(10,390,503)

Net Assets — 100.0%		$253,855,853

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2012, 49.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 18.0% of total investments.

(1)	Defaulted bond.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at April 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/12	500 U.S. 30-Year Treasury Bond	Short	$(70,409,273)	$(71,437,500)	$(1,028,227)

At April 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $1,028,227.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$222,524,732

Gross unrealized appreciation	$26,688,883
Gross unrealized depreciation	(2,317,259)

Net unrealized appreciation	$24,371,624

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$264,246,356	$—	$264,246,356
Total Investments	$—	$264,246,356	$—	$264,246,356

Liability Description
Futures Contracts	$(1,028,227)	$—	$—	$(1,028,227)
Total	$(1,028,227)	$—	$—	$(1,028,227)

The Fund held no investments or other financial instruments as of July 31, 2011 whose fair value was determined using Level 3 inputs. At April 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Municipal Opportunities Fund

April 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 97.1%

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.8%
Arkansas Development Finance Authority, 5.00%, 6/1/24	$200	$243,278
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/31	500	577,350

		$820,628

Education — 13.7%
Alexandria, VA, Industrial Development Authority, (Episcopal High School), 3.00%, 1/1/26	$385	$373,646
Boise State University, ID, 5.00%, 4/1/25	290	343,401
Hempstead, NY, Local Development Corp., (Adelphi University), 4.50%, 6/1/19	105	120,623
Hempstead, NY, Local Development Corp., (Adelphi University), 5.00%, 6/1/20	110	129,939
Hempstead, NY, Local Development Corp., (Adelphi University), 5.00%, 6/1/21	140	165,553
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(1)	325	391,215
New Jersey Institute of Technology, 5.00%, 7/1/32	100	113,978
New York Dormitory Authority, (State University Educational Facilities), 4.00%, 5/15/28	80	84,858
Union County, PA, Higher Educational Facilities Financing Authority, (Bucknell University), 4.00%, 4/1/23	195	222,668
University of Cincinnati, OH, 4.00%, 6/1/25	95	103,369
University of Cincinnati, OH, 4.00%, 6/1/26	40	42,928
University of Minnesota, 5.00%, 12/1/26	200	242,496

		$2,334,674

Electric Utilities — 6.0%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$60	$60,500
JEA, FL, Electric System Revenue, 4.00%, 10/1/31	250	259,598
Seattle, WA, Municipal Light and Power, 5.00%, 2/1/22	350	422,982
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	250	277,330

		$1,020,410

General Obligations — 21.5%
California, 5.00%, 2/1/38	$500	$536,885
California, 5.50%, 3/1/40	75	83,379
Charleston County, SC, 4.00%, 11/1/29	170	185,657
Denver City and County, CO, School District No. 1, 4.00%, 12/1/26	195	211,577
Ferndale Public Schools, MI, 4.00%, 5/1/23(2)	500	538,330
Georgia, 4.50%, 7/1/28	250	287,972
Minnesota, 5.00%, 8/1/20	220	278,912
New York, NY, 5.00%, 8/1/24	150	174,804
Oregon, 4.00%, 8/1/26	220	244,603
Tualatin Valley, OR, Fire and Rescue, A Rural Fire Protection District, 5.00%, 6/1/25	350	425,575
Utah, 5.00%, 7/1/25	350	429,660
Virginia Beach, VA, 4.00%, 4/1/27	250	274,073

		$3,671,427

Hospital — 10.5%
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/22	$200	$243,092
California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	345	405,875

1

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	$200	$229,322
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/25	315	335,415
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	288,255
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/21	250	294,198

		$1,796,157

Housing — 1.3%
Nebraska Investment Finance Authority, Single Family Housing, (FHLMC), (FNMA), (GNMA), 5.90%, 9/1/36	$200	$225,612

		$225,612

Industrial Development Revenue — 6.0%
Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	$250	$268,850
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	250	269,965
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	200	219,270
St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	250	259,507

		$1,017,592

Insured-General Obligations — 1.8%
Baldwin County, AL, (AGC), 5.00%, 5/1/23	$45	$52,324
Will County, IL, Community Unit School District No. 365-U, (Valley View), (NPFG), 0.00%, 11/1/25	450	253,354

		$305,678

Senior Living/Life Care — 0.9%
Lee County, FL, Industrial Development Authority, (Shell Point), 5.50%, 11/15/21	$150	$159,317

		$159,317

Special Tax Revenue — 3.8%
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	$300	$334,260
Michigan Trunk Line Fund, 5.00%, 11/15/20	250	310,503

		$644,763

Student Loan — 3.8%
Massachusetts Educational Financing Authority, (AMT), 5.50%, 7/1/26	$200	$213,870
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	405	429,681

		$643,551

Transportation — 18.5%
Greater Orlando, FL, Aviation Authority, (AMT), 5.00%, 10/1/21(2)	$250	$290,712
Hawaii, Airports System Revenue, 5.25%, 7/1/29	250	279,993
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	250	288,667
Memphis-Shelby County, TN, Airport Authority, (AMT), 5.00%, 7/1/25	250	271,318
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	250	261,330
Pennsylvania Turnpike Commission, 5.00%, 12/1/24	250	288,457
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	200	214,318
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37	250	252,485
San Francisco City and County, CA, Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	400	451,096
Virginia Transportation Board, 4.00%, 3/15/25(1)	500	556,415

		$3,154,791

2

	N(000.000.000	N(000.000.000
Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 4.5%
Baltimore, MD, (Wastewater Projects), 5.00%, 7/1/26	$400	$476,060
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	250	286,667

		$762,727

Total Tax-Exempt Municipal Securities — 97.1% (identified cost $15,787,057)		$16,557,327

Taxable Municipal Securities — 1.6%(3)

General Obligations — 1.6%
California, 7.95%, 3/1/36	$220	$262,638

Total Taxable Municipal Securities — 1.6% (identified cost $260,288)		$262,638

Total Investments — 98.7% (identified cost $16,047,345)		$16,819,965

Other Assets, Less Liabilities — 1.3%		$227,376

Net Assets — 100.0%		$17,047,341

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corporation

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

At April 30, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

N(000.000.000
California	17.9%
New York	11.8%
Others, representing less than 10% individually	69.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2012, 1.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 1.5% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	When-issued security.

(3)	Build America Bonds. Represent taxable municipal obligations issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

3

The Fund did not have any open financial instruments at April 30, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$16,045,668

Gross unrealized appreciation	$787,939
Gross unrealized depreciation	(13,642)

Net unrealized appreciation	$774,297

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$16,557,327	$—	$16,557,327
Taxable Municipal Securities	—	262,638	—	262,638
Total Investments	$—	$16,819,965	$—	$16,819,965

The Fund held no investments or other financial instruments as of July 31, 2011 whose fair value was determined using Level 3 inputs. At April 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold

Thomas M. Metzold

President

Date:	June 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold

Thomas M. Metzold

President

Date:	June 25, 2012

By:	/s/ Barbara E. Campbell

Barbara E. Campbell

Treasurer

Date:	June 25, 2012